As filed with the Securities and Exchange Commission on April 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
 (Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2018

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund

Semi-Annual Report
February 28, 2018

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	4
Schedules of Investments	7
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to the Financial Statements	27
Additional Information on Fund Expenses	40
Additional Information	42

Dear Fellow Investors,

For most of the fiscal period (six month period ended February 28, 2018), the equity markets had a quite impressive run, with most indices rising between 10-15% through January. Starting in February, however, we experienced a notable pick up in volatility around higher short- and long-term interest rates and which subsequently was exacerbated by privacy issues among large tech companies and concerns regarding a possible trade war. Considering the market strength for much of 2017, and the corresponding rise in valuations, it is not surprising that the markets would be in a more vulnerable position. While we believe that this market turbulence will be short lived given the underlying strength of the US and global economies, one byproduct of this shift in market character has been the underperformance of larger cap names. This is something we have been anticipating for quite some time and we believe will likely continue if interest rates move higher. Accordingly, we continue to increase small company exposure for all of the Jacob Funds to seek to better take advantage of these trends.

Jacob Internet Fund

The Jacob Internet Fund was up 11.51% for the fiscal period ended February 28, 2018, while the NASDAQ returned 13.72%. While the Fund performed well on an absolute basis, it was another difficult period to be compared to other indices, such as the NASDAQ and the S&P 500. Additionally, we did reduce some of our larger positions during the period, including Apple, Facebook and Google to reflect growing concerns regarding their ability to continue expanding their valuations. We maintained a significant portion of the Fund’s portfolio in small and mid-sized companies that, while contributing to our positive returns, could not match the recent gains of the larger index components. A key part of the Fund’s strategy has always been to seek out early-stage businesses that have the potential for a more meaningful impact on the Fund’s performance. We believe this more diverse mix of market caps will provide us the opportunity to significantly outperform over the long term.

As for individual stocks, one of our best-performing names over the period was a controversial name that we had been adding to through some difficult times: Twitter. Though not regarded as a top-tier technology player, Twitter has regained stability after recent operating difficulties and concerns about user experience. Now generating substantial profits and showing improving user growth trends, Twitter has been reembraced by investors, and was up over 88% in this fiscal period. Smaller positions that are also owned in the Jacob Micro Cap Growth Fund, Digital Turbine and USA Technologies, were up 94% and 50%, respectively in the period. We also had two of our newer cloud-based software names Instructure (education market) and Tabula Rasa (drug delivery) both contribute over 40% during the period.

Thankfully, most of the worst performers in the period were also some of our smallest size positions. Pandora’s performance continued to be weak following the acquisition of a large portion of the company’s equity by satellite radio service provider SiriusXM, contributing to a 48% loss in the period. We have subsequently reduced the position size further and will consider exiting completely following the upcoming Spotify initial public offering (IPO). Expedia, down 29% for the period, has recently guided to more spending in 2018 which was negatively interpreted by investors. As we believe this investment period will be temporary, we are comfortable keeping Expedia as a modest holding and would consider adding to the position on further weakness. Additional small company positions, such as Mitek Systems, Radisys and Netlist, down 25%, 45% and 58%, respectively also had a negative impact on performance and will be discussed in more detail in the Jacob Micro Cap Growth Fund section.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund was up 13.79% for the fiscal period ended February 28, 2018 while the Russell 2000 Growth Index was up 11.32%. The Fund’s performance was fairly broad based, with the top 10 performers all up over 40% for the period. Healthcare and Consumer names stood out, with small cap tech names having a more difficult time keeping up. The top performing stock was Ignyta, up over 134%, as it received a takeover proposal from Roche. Two of the Fund’s larger healthcare holdings, Codexis and Esperion, were up 72% and 63%, respectively during the period. Another long time holding, XPO Logistics, was up over 60% over the period and was recently sold by the Fund as it exceeded our market capitalization guidelines. Two of the Fund’s restaurant holdings, BJ’s and Chuy’s rebounded strongly in the period up over 40%.

Besides names like Pandora and Mitek that we mentioned above, a couple of pharmaceutical names were some of the worst performers. Omeros, which lost reimbursement for its major product, was down over 50% for the period. In the last month, that reimbursement has been restated, and given the excitement we have about the company’s pipeline, we have recently added back to the position. Intercept Pharmaceuticals, down over 48%, has suffered from a lack of near-term catalysts and concerns regarding increased competition. In both cases, these were some of the Fund’s smallest positions and had limited impact on performance in the period.

Jacob Micro Cap Growth Fund

The Jacob Micro Cap Growth Fund rebounded even more strongly, posting a 18.56% return for the fiscal period ended February 28, 2018, while the Russell Micro Cap Growth Index was up 8.21%.

It is nearly impossible to discern industry- or theme-specific trends by looking at the performance of individual sectors or market cap categories, and we believe going forward that bottoms-up stock picking will be even more crucial in delivering relative outperformance. All of our top 10 performing positions were up 60% or more in the period, and several of those were top holdings of the Fund. The Fund’s biggest position, Codexis, was up 69% and we remain bullish on the prospects for the developer of proprietary protein enzymes. The company has done a remarkable job signing up partnerships with most of the big pharmaceutical names and has recently had success expanding their business in new areas, such as food, biotech and even spearheading their own drug development programs. Another top performer was Senomyx, a company that has had its share of issues in the past but saw some excitement over the continued development of its natural monk fruit-based sweetener called siratose. While an expected partnership to help fund siratose failed to materialize, we still believe in the value of the company’s assets in a world where sugar is increasingly being villainized. Senomyx has currently engaged investment bankers to explore ways to realize value, including a possible sale of the company, and we expect that they will have a number of interested bidders.

Among the worst performers were two names that had to deal with severe stress due to balance sheet concerns: BioAmber and Real Industry, both down more than 95% during the period. Fortunately, both positions were rather small given our increased focus over the past two years on limiting exposure to overleveraged companies. We completely sold out of our position in BioAmber given that we do not believe there is a realistic path for the company to be able to sell enough of their bio-based succinic acid to pay back their still high debt load. Meanwhile, we have actually added to our position in Real Industry, which filed for bankruptcy last year. The company’s issues were almost entirely due to their high debt levels as the aluminum scrap market has been getting healthier for quite some time, and it appears that the most likely settlement arising from the bankruptcy process will give enough of a stake in the new company to leave room for a fair amount of upside.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you again for your continued confidence and trust.

Ryan Jacob
Chairman and Chief Investment Officer
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedule of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.  It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2018
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2018
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2018
(as a percentage of total investments)
(Unaudited)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS	97.7%
	Business Services	7.4%
10,000	PayPal Holdings, Inc.*		$794,100
56,049	Reis, Inc.		1,078,943
31,975	Zillow Group, Inc.—Class C*		1,524,248
			3,397,291
	Calculating and Accounting
	Machines (No Electronic Computers)	3.7%
206,000	USA Technologies, Inc.*		1,678,900
	Communications Equipment	2.8%
176,740	I.D. Systems, Inc.*		1,291,969
	Computer Peripheral Equipment	6.9%
107,411	Immersion Corp.*		1,244,893
203,409	Mitek Systems, Inc.*		1,556,079
400,000	Radisys Corp.*		344,000
			3,144,972
	Computer Programing and Data Processing	23.8%
2,200	Alphabet, Inc.—Class C*		2,430,406
11,600	Facebook, Inc.—Class A*		2,068,512
7,000	Red Hat, Inc.*		1,031,800
30,000	Tencent Holdings Ltd. (HK)(a)		1,641,256
10,800	TripAdvisor, Inc.*		432,864
103,200	Twitter, Inc.*		3,287,952
			10,892,790
	Electronic Computers	3.9%
10,000	Apple, Inc.		1,781,200
	Miscellaneous Business Services	2.3%
220,000	Helios & Matheson Analytics, Inc.*		1,047,200
	Offices & Clinics of Doctors of Medicine	2.0%
23,400	Teladoc, Inc.*		938,340
	Patent Owners and Lessors	3.4%
694,596	Digital Turbine, Inc.*		1,562,841
	Personal Services	5.2%
55,000	Yelp, Inc.—Class A*		2,395,800

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS—(Continued)	97.7%
	Prepackaged Software	21.8%
128,100	Hortonworks, Inc.*		$2,303,238
20,600	Instructure, Inc.*		894,040
8,556	LogMeIn, Inc.		988,646
18,000	Paylocity Holding Corp.*		841,860
8,300	salesforce.com, Inc.*		964,875
11,260	SINA Corp.*^		1,316,632
25,400	Tabula Rasa HealthCare, Inc.*		820,674
54,000	Twilio Inc.—Class A*		1,844,640
			9,974,605
	Radio Broadcasting Stations	1.6%
165,400	Pandora Media, Inc.*		729,414
	Radio, Television, and Publishers’
	Advertising Representatives	2.1%
76,000	Yext, Inc.*		965,200
	Savings Institutions, Federally Chartered	5.1%
45,000	E*TRADE Financial Corp.*		2,350,350
	Semiconductors and Related Devices	1.0%
7,600	CEVA, Inc.*		279,300
594,000	Netlist, Inc.*		175,527
			454,827
	State Commercial Banks	2.0%
24,356	First Internet Bancorp		921,875
	Transportation Services	2.7%
11,900	Expedia, Inc.		1,251,523
	TOTAL COMMON STOCKS (Cost $26,146,954)		44,779,097

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2018 (Unaudited)

Shares			Value
	SHORT TERM INVESTMENT	4.4%
	Money Market Fund	4.4%
1,993,255	Fidelity Government Portfolio-Class I, 1.26%(b)		$1,993,255
	TOTAL SHORT TERM INVESTMENT (Cost $1,993,255)		1,993,255
	TOTAL INVESTMENTS (Cost $28,140,209)	102.1%	46,772,352
	LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)%	(943,465)
	TOTAL NET ASSETS	100.0%	$45,828,887

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(a)	Level 2 Security. See Note 2.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS	100.6%
	Apparel and Accessory Stores	1.6%
18,000	Tilly’s, Inc.—Class A		$234,900
	Bituminous Coal and Lignite Surface Mining	1.8%
2,800	Arch Coal, Inc.—Class A		267,988
	Business Services	2.4%
18,721	Reis, Inc.		360,379
	Chemical and Fertilizer Mineral Mining	3.6%
11,000	Lithium Americas Corp.*^		68,970
16,000	Nexa Resources SA*^		328,000
30,000	Orocobre Ltd.*^		145,260
			542,230
	Computer Peripheral Equipment	6.1%
36,483	Immersion Corp.*		422,838
64,000	Mitek Systems, Inc.*		489,600
			912,438
	Computer Programming, Data Processing, Etc.	0.9%
3,500	TripAdvisor, Inc.*		140,280
	Crude Petroleum and Natural Gas	5.3%
26,600	Carrizo Oil & Gas, Inc.*		373,730
30,000	Oasis Petroleum, Inc.*		236,400
12,400	Ring Energy, Inc.*		168,268
2,100	Rosehill Resources, Inc.—Class A*		12,978
			791,376
	Eating Places	7.0%
8,000	BJ’s Restaurants, Inc.		348,000
14,800	Chuy’s Holdings, Inc.*		399,600
31,900	El Pollo Loco Holdings, Inc.*		311,025
			1,058,625
	Family Clothing Stores	2.5%
20,000	American Eagle Outfitters, Inc.		385,400
	Hotels & Motels	1.7%
27,000	Red Lion Hotels Corp.*		261,900
	Industrial Organic Chemicals	6.9%
108,046	Codexis, Inc.*		1,031,839

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS—(Continued)	100.6%
	Lumber and Other Construction Materials	2.9%
94,000	Aspen Aerogels, Inc.*		$432,400
	Medical Laboratories	3.3%
84,867	CareDx, Inc.*		493,926
	Miscellaneous Business Services	4.8%
73,000	Helios & Matheson Analytics, Inc.*		347,480
8,600	NV5 Global, Inc.*		371,950
			719,430
	Offices & Clinics of Doctors of Medicine	2.1%
8,000	Teladoc, Inc.*		320,800
	Personal Services	5.2%
17,850	Yelp, Inc.—Class A*		777,546
	Pharmaceutical Preparations	9.1%
20,800	ChemoCentryx, Inc.*		202,176
8,800	Esperion Therapeutics, Inc.*		707,608
2,600	Intercept Pharmaceuticals, Inc.*		155,298
16,000	Mersana Therapeutics, Inc.*		276,960
2,975	Omeros Corp.*		30,047
			1,372,089
	Prepackaged Software	15.9%
42,100	Hortonworks, Inc.*		756,958
7,100	Instructure, Inc.*		308,140
1,200	LogMeIn, Inc.		138,660
6,150	Paylocity Holding Corp.*		287,636
8,800	Tabula Rasa HealthCare, Inc.*		284,328
18,000	Twilio, Inc.—Class A*		614,880
			2,390,602
	Radio Broadcasting Stations	1.6%
55,700	Pandora Media, Inc.*		245,637
	Radio, Television, and Publishers’ Advertising Representatives	2.2%
26,000	Yext, Inc.*		330,200
	Savings Institutions, Not Federally Chartered	4.0%
9,500	Entegra Financial Corp.*		266,950
20,686	First Northwest Bancorp*		330,976
			597,926

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS—(Continued)	100.6%
	Semiconductors and Related Devices	0.6%
2,600	CEVA, Inc.*		$95,550
	Special Industry Machinery	2.4%
53,124	Energy Recovery, Inc.*		364,431
	State Commercial Banks	2.0%
7,775	First Internet Bancorp		294,284
	Surgical and Medical Instruments and Apparatus	3.0%
94,000	Alphatec Holdings, Inc.*		299,860
4,000	Intersect ENT, Inc.*		147,400
			447,260
	Water, Sewer, Pipeline, and Communications
	and Power Line Construction	1.7%
5,000	MasTec, Inc.*		254,750
	TOTAL COMMON STOCKS (Cost $12,372,434)		15,124,186

	WARRANTS	0.0%
12,750	TearLab Corp.*(a)		—
	TOTAL WARRANTS (Cost $0)		—

	SHORT TERM INVESTMENT	0.4%
	Money Market Fund	0.4%
66,004	Fidelity Government Portfolio-Class I, 1.26%(b)		66,004
	TOTAL SHORT TERM INVESTMENT (Cost $66,004)		66,004
	TOTAL INVESTMENTS (Cost $12,438,438)	101.0%	15,190,190
	LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)%	(153,356)
	TOTAL NET ASSETS	100.0%	$15,036,834

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security. See Note 2.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS	96.9%
	Advertising	1.2%
28,428	IZEA, Inc.*		$101,772
	Apparel and Accessory Stores	2.2%
14,000	Tilly’s, Inc.—Class A		182,700
	Bituminous Coal & Lignite Mining	1.1%
13,000	Ramaco Resources, Inc.*		89,050
	Business Services	2.4%
10,249	Reis, Inc.		197,293
	Calculating and Accounting Machines
	(No Electronic Computers)	6.6%
67,000	USA Technologies, Inc.*		546,050
	Chemical and Fertilizer Mineral Mining	0.9%
42,000	Advantage Lithium Corp.*^		36,511
6,000	Lithium Americas Corp.*^		37,620
			74,131
	Commercial Physical and Biological Research	2.2%
155,000	Senomyx, Inc.*		184,450
	Communications Equipment	4.1%
46,599	I.D. Systems, Inc.*		340,639
	Computer Communications Equipment	3.1%
110,200	Lantronix, Inc.*		257,868
	Computer Peripheral Equipment	8.9%
17,274	Immersion Corp.*		200,206
30,425	Mitek Systems, Inc.*		232,751
142,000	Radisys Corp.*		122,120
168,021	Top Image Systems Ltd.*^		176,422
			731,499
	Eating and Drinking Places	1.5%
14,000	Jamba, Inc.*		120,680
	Eating Places	7.1%
4,600	BJ’s Restaurants, Inc.		200,100
7,900	Chuy’s Holdings, Inc.*		213,300
17,500	El Pollo Loco Holdings, Inc.*		170,625
			584,025

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS—(Continued)	96.9%
	Electrical Apparatus and Equipment Wiring Supplies	0.3%
120,000	Real Industry, Inc.*		$28,200
	Gold and Silver Ores	1.0%
150,000	Solitario Zinc Corp.*		79,500
	Help Supply Services	0.9%
22,000	Staffing 360 Solutions, Inc.*		69,740
	Hotels & Motels	1.8%
15,000	Red Lion Hotels Corp.*		145,500
	Industrial Organic Chemicals	6.7%
57,506	Codexis, Inc.*		549,182
	Laboratory Analytical Instruments	1.0%
80,000	pSivida Corp.*		84,000
	Lumber and Other Construction Materials	2.8%
51,000	Aspen Aerogels, Inc.*		234,600
	Medical Laboratories	3.3%
46,333	CareDx, Inc.*		269,658
	Medicinal Chemicals and Botanical Products	1.7%
25,000	ChromaDex Corp.*		136,250
	Metal Mining	0.4%
38,000	Wealth Minerals Ltd.*^		37,103
	Miscellaneous Business Services	2.0%
16,750	Helios & Matheson Analytics, Inc.*		79,730
1,900	NV5 Global, Inc.*		82,175
			161,905
	Ophthalmic Goods	1.2%
6,350	STAAR Surgical Co.*		99,695
	Patent Owners and Lessors	4.7%
172,300	Digital Turbine, Inc.*		387,675
	Pharmaceutical Preparations	5.0%
11,000	ChemoCentryx, Inc.*		106,920
71,389	Imprimis Pharmaceuticals, Inc.*		129,928
9,000	Mersana Therapeutics, Inc.*		155,790
1,625	Omeros Corp.*		16,412
			409,050

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2018 (Unaudited)

Shares			Value
	COMMON STOCKS—(Continued)	96.9%
	Prepackaged Software	6.4%
13,000	Hortonworks, Inc.*		$233,740
3,600	Instructure, Inc.*		156,240
4,400	Tabula Rasa HealthCare, Inc.*		142,164
			532,144
	Radio, Television, and Publishers’
	Advertising Representatives	2.1%
14,000	Yext, Inc.*		177,800
	Savings Institutions, Not Federally Chartered	3.6%
4,500	Entegra Financial Corp.*		126,450
10,522	First Northwest Bancorp*		168,352
			294,802
	Semiconductors and Related Devices	1.0%
1,340	CEVA, Inc.*		49,245
120,700	Netlist, Inc.*		35,667
			84,912
	Special Industry Machinery	2.3%
28,000	Energy Recovery, Inc.*		192,080
	State Commercial Banks	1.9%
4,215	First Internet Bancorp		159,538
	Surgical and Medical Instruments and Apparatus	5.5%
50,000	Alphatec Holdings, Inc.*		159,500
61,160	iCAD, Inc.*		209,779
2,300	Intersect ENT, Inc.*		84,755
			454,034
	TOTAL COMMON STOCKS (Cost $7,288,793)		7,997,525

	WARRANTS	0.0%
9,750	TearLab Corp.*(a)		—
	TOTAL WARRANTS (Cost $0)		—

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2018 (Unaudited)

Shares			Value
	SHORT TERM INVESTMENT	3.4%
	Money Market Fund	3.4%
276,957	Fidelity Government Portfolio-Class I, 1.26%(b)		$276,957
	TOTAL SHORT TERM INVESTMENT (Cost $276,957)		276,957
	TOTAL INVESTMENTS (Cost $7,565,750)	100.3%	8,274,482
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)%	(23,059)
	TOTAL NET ASSETS	100.0%	$8,251,423

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security. See Note 2.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Assets:
Investments, at value (cost $28,140,209,
$12,438,438 and $7,565,750, respectively)	$46,772,352	$15,190,190	$8,274,482
Receivable for capital shares sold	7,130	—	—
Receivable for investments sold	—	207,134	114,603
Dividend and interest receivable	1,678	1,164	502
Prepaid expenses and other assets	17,811	22,533	24,026
Total Assets	46,798,971	15,421,021	8,413,613

Liabilities:
Payable for securities purchased	749,242	239,209	129,694
Payable to adviser	43,774	2,237	—
Payable for distribution and shareholder
servicing expenses—Investor Class (see Note 7)	84,442	—	—
Payable for capital shares repurchased	—	105,267	24
Accrued audit fees	7,687	7,687	7,687
Accrued directors fees	13,922	4,991	2,759
Accrued expenses and other liabilities	71,017	24,796	22,026
Total Liabilities	970,084	384,187	162,190
Net Assets	$45,828,887	$15,036,834	$8,251,423

Net Assets Consist Of:
Capital Stock	$26,413,766	$15,588,341	$10,232,197
Accumulated net investment loss	(1,348,669)	(426,466)	(84,128)
Accumulated net realized gain (loss) on investment transactions	2,131,647	(2,876,793)	(2,605,378)
Net unrealized appreciation on investments	18,632,143	2,751,752	708,732
Total Net Assets	$45,828,887	$15,036,834	$8,251,423

Institutional Class(1)
Net Assets	$—	$10,552,424	$6,637,970
Shares outstanding (20 billion shares of $0.001 par value authorized)	—	500,211	493,897
Net asset value, redemption price and offering price per share(2)	$—	$21.10	$13.44

Investor Class
Net Assets	$45,828,887	$4,484,410	$1,613,453
Shares outstanding (20 billion shares of $0.001 par value authorized)	9,758,933	215,639	130,827
Net asset value, redemption price and offering price per share(2)	$4.70	$20.80	$12.33
_______________

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2018 (Unaudited)

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Investment Income:
Dividend income	$40,484	$36,112	$18,079
Interest income	10,076	823	3,142
Total Investment Income	50,560	36,935	21,221

Expenses:
Investment advisor fees	278,773	60,607	45,347
Distribution and shareholder servicing expenses—Investor Class (See Note 7)	55,755	5,698	2,094
Administration fees	30,785	19,819	18,774
Fund accounting fees	14,341	17,239	17,239
Transfer agent fees	57,751	33,312	27,563
Custody fees	3,781	3,562	3,310
Federal and state registration	10,702	18,745	15,938
Insurance expense	6,401	2,368	1,180
Audit fees	7,687	7,687	7,687
Legal fees	59,900	14,830	3,251
Printing and mailing of reports to shareholders	7,909	3,807	1,480
Directors’ fees and expenses	28,008	9,027	5,204
Miscellaneous expenses	5,703	2,496	1,629
Total Expenses	567,496	199,197	150,696
Expense Waiver (See Note 6)	—	(44,530)	(45,347)
Net Expenses	567,496	154,667	105,349
Net Investment Loss	(516,936)	(117,732)	(84,128)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,553,775	1,116,721	71,203
Change in net unrealized appreciation on investments	851,528	950,117	1,359,366
Net realized and unrealized gain on investments	5,405,303	2,066,838	1,430,569
Net Increase in Net Assets Resulting from Operations	$4,888,367	$1,949,106	$1,346,441

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
Operations:
Net investment loss	$(516,936)	$(912,041)
Net realized gain on investment transactions	4,553,775	4,727,164
Change in net unrealized appreciation on investments	851,528	1,429,836
Net increase in net assets resulting from operations	4,888,367	5,244,959

Distributions to Shareholders:
From net realized gain:	(5,003,092)	(1,931,879)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	450,122	2,727,085
Proceeds from reinvestment of distribution	4,841,339	1,892,600
Cost of shares redeemed	(2,953,982)	(7,858,648)
Redemption fees	87	13,627
Net increase (decrease) in net assets resulting from capital share transactions	2,337,566	(3,225,336)

Net Increase in Net Assets	2,222,841	87,744
Net Assets:
Beginning of period	43,606,046	43,518,302
End of period*	$45,828,887	$43,606,046
* Includes accumulated net investment loss of:	$(1,348,669)	$(831,733)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
Operations:
Net investment loss	$(117,732)	$(258,741)
Net realized gain on investment transactions	1,116,721	510,017
Change in net unrealized appreciation on investments	950,117	1,241,947
Net increase in net assets resulting from operations	1,949,106	1,493,223

Capital Share Transactions: (Note 3)
Proceeds from shares sold	213,868	199,143
Cost of shares redeemed	(1,932,493)	(3,891,298)
Redemption fees	97	231
Other transactions(1)	—	4,846
Net decrease in net assets resulting from capital share transactions	(1,718,528)	(3,687,078)

Net Increase (Decrease) in Net Assets	230,578	(2,193,855)
Net Assets:
Beginning of period	14,806,256	17,000,111
End of period*	$15,036,834	$14,806,256
* Includes accumulated net investment loss of:	$(426,466)	$(308,734)
_______________

(1)	Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV Error.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
Operations:
Net investment loss	$(84,128)	$(194,849)
Net realized gain (loss) on investment transactions	71,203	(1,259,469)
Change in net unrealized appreciation on investments	1,359,366	851,584
Net increase (decrease) in net assets resulting from operations	1,346,441	(602,734)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	550,511	149,937
Cost of shares redeemed	(1,029,338)	(982,732)
Net decrease in net assets resulting from capital share transactions	(478,827)	(832,795)

Net Increase (Decrease) in Net Assets	867,614	(1,435,529)
Net Assets:
Beginning of period	7,383,809	8,819,338
End of period*	$8,251,423	$7,383,809
* Includes accumulated net investment loss of:	$(84,128)	$—

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months
	Ended
	February 28,		Year Ended August 31,
	2018		2017		2016		2015		2014		2013
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$4.76		$4.39		$3.96		$4.51		$3.81		$3.03

Income (loss) from investment operations:
Net investment loss	(0.05	)(4)	(0.10	)(4)	(0.10	)(1)	(0.08	)(1)	(0.09	)(1)	(0.07	)(1)
Net realized and unrealized gain (loss)
on investment transactions	0.55		0.67		1.02		(0.03)		0.79		0.85
Total from investment operations	0.50		0.57		0.92		(0.11)		0.70		0.78
Less distributions from net realized gains	(0.56)		(0.20)		(0.49)		(0.44)		—		—
Paid in capital from redemption fees(2)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$4.70		$4.76		$4.39		$3.96		$4.51		$3.81
Total return	11.51	%(5)	13.65%		25.31%		(2.14)%		18.37%		25.74%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$45,829		$43,606		$43,518		$38,860		$45,546		$40,033
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.54	%(6)	2.38%		2.60%		2.46%		2.42%		2.66%
Ratio of net operating expenses
(after waiver) to average net assets(3)	2.54	%(6)	2.38%		2.60%		2.46%		2.42%		2.66%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.32	)%(6)	(2.15)%		(2.47)%		(1.93)%		(2.00)%		(2.05)%
Ratio of net investment loss
(after waiver) to average net assets(3)	(2.32	)%(6)	(2.15)%		(2.47)%		(1.93)%		(2.00)%		(2.05)%
Portfolio turnover rate	30	%(5)	46%		43%		50%		56%		44%
_______________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)
For the period September 1, 2011 through January 2, 2019, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(5)	Not annualized
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

										November 12,
	Six Months									2012(2)
	Ended									through
	February 28,		Year Ended August 31,							August 31,
	2018		2017		2016(1)		2015		2014	2013
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$18.52		$16.82		$18.95		$19.01		$17.67	$12.94

Income (loss) from investment operations:
Net investment loss(3)	(0.15)		(0.27)		(0.29)		(0.36)		(0.35)	(0.22)
Net realized and unrealized gain (loss)
on investment transactions	2.73		1.97		(1.73)		(0.30	)(4)	1.69	4.95
Total from investment operations	2.58		1.70		(2.02)		(0.06)		1.34	4.73
Less distributions from return on capital	—		—		(0.11)		—		—	—
Paid in capital from redemption fees	0.00	(10)	—		—		—		—	—
Net asset value, end of period	$21.10		$18.52		$16.82		$18.95		$19.01	$17.67
Total return	13.91	%(5)(6)	10.11	%(5)	(10.64	)%(5)	(0.32)%		7.58%	36.55	%(6)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$10,552	(7)	$10,480		$12,012		$9,367		$10,164	$10,131
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.55	%(7)	2.59%		2.94%		2.17%		2.25%	2.32	%(7)
Ratio of net operating expenses
(after waiver) to average net assets(8)	1.95	%(7)	1.95%		2.04%		1.95%		1.95%	1.95	%(7)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.06	)%(7)	(2.19)%		(2.80)%		(2.00)%		(2.16)%	(2.20	)%(7)
Ratio of net investment loss
(after waiver) to average net assets(8)	(1.46	)%(7)	(1.55)%		(1.90)%		(1.78)%		(1.86)%	(1.83	)%(7)
Portfolio turnover rate(9)	43	%(6)	60%		58%		84%		86%	81	%(6)
_______________

(1)	On August 29, 2016, Investor Class shares of the Jacob Wisdom Fund series of Jacob Funds Inc. were reorganized into Institutional Class Shares of the Small Cap Growth Fund. See Note 8.
(2)
Commencement of operations of the Small Cap Growth Fund Institutional Class.  The Class I shares of the Jacob Small Cap Growth Fund II, (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) was reorganized into Institutional Class shares of the Small Cap Growth Fund on November 12, 2012. On July 9, 2012, before the reorganization, the adviser of the Jacob Small Cap Growth Fund II changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).

(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(5)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(6)	Not annualized.
(7)	Annualized.
(8)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(10)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months
	Ended
	February 28,		Year Ended August 31,
	2018		2017		2016		2015	2014	2013(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$18.28		$16.66		$18.81		$18.91	$17.63	$13.87

Income (loss) from investment operations:
Net investment loss(2)	(0.17)		(0.32)		(0.34)		(0.43)	(0.40)	(0.35)
Net realized and unrealized gain (loss)
on investment transactions	2.69		1.94		(1.71)		0.30 (8)	1.68	4.11
Total from investment operations	2.52		1.62		(2.05)		(0.13)	1.28	3.76
Less distributions from net investment income	—		—		(0.10)		—	—	—
Paid in capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.03	0.00 (3)	0.00	(3)
Net asset value, end of period	$20.80		$18.28		$16.66		$18.81	$18.91	$17.63
Total return	13.76	%(9)(4)	9.72	%(4)	(10.90	)%(4)	(0.53)%	7.26%	27.11%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$4,484	(10)	$4,326		$4,988		$9,246	$6,480	$7,236
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.80	%(10)	2.84%		3.23%		2.48%	2.59%	2.97%
Ratio of net operating expenses
(after waiver) to average net assets(5)	2.25	%(10)	2.25%		2.33%		2.25%	2.25%	2.47	%(6)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.31	)%(10)	(2.44)%		(3.10)%		(2.31)%	(2.51)%	(2.86)%
Ratio of net investment loss
(after waiver) to average net assets(5)	(1.76	)%(10)	(1.85)%		(2.20)%		(2.08)%	(2.17)%	(2.36	)%(6)
Portfolio turnover rate(8)	43	%(9)	60%		58%		84%	86%	81%
_______________

(1)
On November 12, 2012, Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) were reorganized into Investor Class shares of the Small Cap Growth Fund. Activity after November 12, 2012 reflects the Funds’ combined operations.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Amount is less than $0.01.
(4)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%,  excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)
The Adviser contractually agreed, through November 11, 2012, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.45%.

(7)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(9)	Not annualized.
(10)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

											Nine
	Six Months										Months
	Ended										Ended		Year Ended
	February 28,		Year Ended August 31,								August 31,		November 30,
	2018		2017		2016		2015		2014		2013*		2012(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$11.32		$12.11		$16.86		$20.65		$25.31		$19.11		$18.19

Income (loss) from investment operations:
Net investment loss(2)	(0.13)		(0.28)		(0.31)		(0.32)		(0.45)		(0.27)		(0.31)
Net realized and unrealized gain (loss) on investment transactions
	2.25		(0.51)		(1.15)		0.67		0.75		6.47		1.23
Total from investment operations	2.12		(0.79)		(1.46)		0.35		0.30		6.20		0.92
Less distributions from net realized gains	—		—		(3.29)		(4.14)		(4.96)		—		—
Net asset value, end of period	$13.44		$11.32		$12.11		$16.86		$20.65		$25.31		$19.11
Total return	18.73	%(3)	(6.52)%		(7.79)%		2.23%		0.11%		32.44	%(3)	5.06%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,638		$5,870		$6,782		$8,651		$9,979		$10,800		$40,666
Ratio of gross operating expenses (prior to waiver) to average net assets
	3.60	%(4)(5)	3.86%		3.81%		2.97%		2.79%		3.01	%(4)	2.12%
Ratio of net operating expenses
(after waiver) to average net assets	2.50	%(4)(5)	2.66	%(5)(6)	2.61	%(6)	2.15	%(6)	2.15	%(6)	2.28	%(4)(6)	1.72	%(6)(7)
Ratio of net investment loss (prior to waiver) to average net assets
	(3.08	)%(4)	(3.65)%		(3.74)%		(2.51)%		(2.61)%		(2.46	)%(4)	(1.95)%
Ratio of net investment loss
(after waiver) to average net assets	(1.98	)%(4)(5)	(2.45	)%(5)(6)	(2.54	)%(6)	(1.69	)%(6)	(1.97	)%(6)	(1.73	)%(4)(6)	(1.55	)%(6)(7)
Portfolio turnover rate(8)	34	%(3)	48%		43%		84%		66%		40	%(3)	115%
_______________

*
The Micro Cap Growth Fund’s Predecessor Fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period. The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012. On July 9, 2012 before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”). Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class I shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(7)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.60% of the Fund’s average daily net assets.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

											Nine
	Six Months										Months
	Ended										Ended		Year Ended
	February 28,		Year Ended August 31,								August 31,		November 30,
	2018		2017		2016		2015		2014		2013*		2012(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.40		$11.16		$15.87		$19.73		$24.47		$18.51		$17.68

Income (loss) from investment operations:
Net investment loss(2)	(0.13)		(0.28)		(0.32)		(0.35)		(0.49)		(0.37)		(0.37)
Net realized and unrealized gain (loss) on investment transactions
	2.06		(0.48)		(1.10)		0.63		0.71		6.33		1.20
Total from investment operations	1.93		(0.76)		(1.42)		0.28		0.22		5.96		0.83
Less distributions from net realized gains	—		—		(3.29)		(4.14)		(4.96)		—		—
Paid in capital from redemption fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$12.33		$10.40		$11.16		$15.87		$19.73		$24.47		$18.51
Total return	18.56	%(4)	(6.81)%		(8.06)%		1.93%		(0.25)%		32.20	%(4)	4.69%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$1,613		$1,514		$2,037		$2,603		$2,958		$3,573		$4,356
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets
	3.86	%(5)	4.11%		4.16%		3.32%		3.14%		3.65	%(5)	2.47%
Ratio of net operating expenses (after waiver or reimbursements) to average net assets
	2.76	%(5)(6)	2.91	%(6)(7)	2.96	%(7)	2.45	%(7)	2.45	%(7)	2.63	%(5)(7)	2.07	%(7)(8)
Ratio of net investment loss (prior to waiver or reimbursements) to average net assets
	(3.36	)%(5)	(3.90)%		(4.09)%		(2.86)%		(2.96)%		(3.34	)%(5)	(2.30)%
Ratio of net investment loss (after waiver or reimbursements) to average net assets
	(2.26	)%(5)(6)	(2.70	)%(6)(7)	(2.89	)%(7)	(1.99	)%(7)	(2.27	)%(7)	(2.32	)%(5)(7)	(1.90	)%(7)(8)
Portfolio turnover rate(9)	34	%(4)	48%		43%		84%		66%		40	%(4)	115%
_______________

*
The Micro Cap Growth Fund’s Predecessor Fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period. The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012. On July 9, 2012 before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”). Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class R shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(7)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.90% of the Fund’s average daily net assets.
(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund).

The Internet Fund currently offers Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2018:

	Level 1	Level 2		Level 3	Total
Common Stocks
Computer Programing and Data Processing	$9,251,534	$1,641,256	(a)	$—	$10,892,790
Prepackaged Software	9,974,605	—		—	9,974,605
Business Services	3,397,291	—		—	3,397,291
Computer Peripheral Equipment	3,144,972	—		—	3,144,972
Personal Services	2,395,800	—		—	2,395,800
Savings Institutions, Federally Chartered	2,350,350	—		—	2,350,350
Electronic Computers	1,781,200	—		—	1,781,200
Calculating and Accounting Machines
(No Electronic Computers)	1,678,900	—		—	1,678,900
Patent Owners and Lessors	1,562,841	—		—	1,562,841
Communications Equipment	1,291,969	—		—	1,291,969
Transportation Services	1,251,523	—		—	1,251,523
Miscellaneous Business Services	1,047,200	—		—	1,047,200
Radio, Television, and Publishers’
Advertising Representatives	965,200	—		—	965,200
Offices & Clinics of Doctors of Medicine	938,340	—		—	938,340
State Commercial Banks	921,875	—		—	921,875
Radio Broadcasting Stations	729,414	—		—	729,414
Semiconductors and Related Devices	454,827	—		—	454,827
Total Common Stocks	43,137,841	1,641,256		—	44,779,097
Short Term Investment
Money Market Fund	1,993,255	—		—	1,993,255
Total Investments in Securities	$45,131,096	$1,641,256		$—	$46,772,352

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Prepackaged Software	$2,390,602	$—	$—		$2,390,602
Pharmaceutical Preparations	1,372,089	—	—		1,372,089
Eating Places	1,058,625	—	—		1,058,625
Industrial Organic Chemicals	1,031,839	—	—		1,031,839
Computer Peripheral Equipment	912,438	—	—		912,438
Crude Petroleum and Natural Gas	791,376	—	—		791,376
Personal Services	777,546	—	—		777,546
Miscellaneous Business Services	719,430	—	—		719,430
Savings Institutions, Not Federally Chartered	597,926	—	—		597,926
Chemical and Fertilizer Mineral Mining	542,230	—	—		542,230
Medical Laboratories	493,926	—	—		493,926
Surgical and Medical Instruments and Apparatus	447,260	—	—		447,260
Lumber and Other Construction Materials	432,400	—	—		432,400
Family Clothing Stores	385,400	—	—		385,400
Special Industry Machinery	364,431	—	—		364,431
Business Services	360,379	—	—		360,379
Radio, Television, and Publishers’
Advertising Representatives	330,200	—	—		330,200
Offices & Clinics of Doctors of Medicine	320,800	—	—		320,800
State Commercial Banks	294,284	—	—		294,284
Bituminous Coal and Lignite Surface Mining	267,988	—	—		267,988
Hotels & Motels	261,900	—	—		261,900
Water, Sewer, Pipeline, and Communications
and Power Line Construction	254,750	—	—		254,750
Radio Broadcasting Stations	245,637	—	—		245,637
Apparel and Accessory Stores	234,900	—	—		234,900
Computer Programming, Data Processing, Etc.	140,280	—	—		140,280
Semiconductors and Related Devices	95,550	—	—		95,550
Total Common Stocks	15,124,186	—	—		15,124,186
Warrants	—	—	—	(a)	—
Short Term Investment
Money Market Fund	66,004	—	—		66,004
Total Investments in Securities	$15,190,190	$—	$—		$15,190,190

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of February 28, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Computer Peripheral Equipment	$731,499	$—	$—		$731,499
Eating Places	584,025	—	—		584,025
Industrial Organic Chemicals	549,182	—	—		549,182
Calculating and Accounting Machines
(No Electronic Computers)	546,050	—	—		546,050
Prepackaged Software	532,144	—	—		532,144
Surgical and Medical Instruments and Apparatus	454,034	—	—		454,034
Pharmaceutical Preparations	409,050	—	—		409,050
Patent Owners and Lessors	387,675	—	—		387,675
Communications Equipment	340,639	—	—		340,639
Savings Institutions, Not Federally Chartered	294,802	—	—		294,802
Medical Laboratories	269,658	—	—		269,658
Computer Communications Equipment	257,868	—	—		257,868
Lumber and Other Construction Materials	234,600	—	—		234,600
Business Services	197,293	—	—		197,293
Special Industry Machinery	192,080	—	—		192,080
Commercial Physical and Biological Research	184,450	—	—		184,450
Apparel and Accessory Stores	182,700	—	—		182,700
Radio, Television, and Publishers’
Advertising Representatives	177,800	—	—		177,800
Miscellaneous Business Services	161,905	—	—		161,905
State Commercial Banks	159,538	—	—		159,538
Hotels & Motels	145,500	—	—		145,500
Medicinal Chemicals and Botanical Products	136,250	—	—		136,250
Eating and Drinking Places	120,680	—	—		120,680
Advertising	101,772	—	—		101,772
Ophthalmic Goods	99,695	—	—		99,695
Bituminous Coal & Lignite Mining	89,050	—	—		89,050
Semiconductors and Related Devices	84,912	—	—		84,912
Laboratory Analytical Instruments	84,000	—	—		84,000
Gold and Silver Ores	79,500	—	—		79,500
Chemical and Fertilizer Mineral Mining	74,131	—	—		74,131
Help Supply Services	69,740	—	—		69,740
Metal Mining	37,103	—	—		37,103
Electrical Apparatus and Equipment Wiring Supplies	28,200	—	—		28,200
Total Common Stocks	7,997,525	—	—		7,997,525
Warrants	—	—	—	(a)	—
Short Term Investment
Money Market Fund	276,957	—	—		276,957
Total Investments in Securities	$8,274,482	$—	$—		$8,274,482

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2017. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2017. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2017, open federal tax years include the tax years ended August 31, 2014 through August 31, 2016 and expected to be taken for tax years ended August 31, 2017, for each of the Funds.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2018, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended		Year Ended
	February 28, 2018		August 31, 2017
	Shares	Amount	Shares	Amount
Sales	97,711	$450,122	612,471	$2,727,085
Reinvestments	1,125,893	4,841,339	457,150	1,892,600
Redemptions	(633,986)	(2,953,982)	(1,808,021)	(7,858,648)
Redemption fees	—	87	—	13,627
Net increase (decrease)	589,618	$2,337,566	(738,400)	$(3,225,336)
Shares Outstanding:
Beginning of period	9,169,315		9,907,715
End of period	9,758,933		9,169,315

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Six Months Ended		Year Ended
	February 28, 2018		August 31, 2017
	Shares	Amount	Shares	Amount
Sales	8,430	$173,361	5,121	$91,613
Redemptions	(74,080)	(1,467,216)	(153,444)	(2,695,134)
Redemption fees	—	3	—	—
Other transactions(1)	—	—	—	4,846
Net decrease	(65,650)	$(1,293,852)	(148,323)	$(2,598,675)
Shares Outstanding:
Beginning of period	565,861		714,184
End of period	500,211		565,861

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

Investor Class

	Six Months Ended		Year Ended
	February 28, 2018		August 31, 2017
	Shares	Amount	Shares	Amount
Sales	1,971	$40,507	6,101	$107,530
Redemptions	(22,923)	(465,277)	(68,810)	(1,196,164)
Redemption fees	—	94	—	231
Net decrease	(20,952)	$(424,676)	(62,709)	$(1,088,403)
Shares Outstanding:
Beginning of period	236,591		299,300
End of period	215,639		236,591
Total decrease for the Fund		$(1,718,528)		$(3,687,078)

(1)	Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV Error.

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class

	Six Months Ended		Year Ended
	February 28, 2018		August 31, 2017
	Shares	Amount	Shares	Amount
Sales	29,876	$390,248	9,107	$107,232
Redemptions	(54,378)	(689,059)	(50,546)	(553,721)
Net decrease	(24,502)	$(298,811)	(41,439)	$(446,489)
Shares Outstanding:
Beginning of period	518,399		559,838
End of period	493,897		518,399

Investor Class
	Six Months Ended		Year Ended
	February 28, 2018		August 31, 2017
	Shares	Amount	Shares	Amount
Sales	13,479	$160,263	3,971	$42,705
Redemptions	(28,129)	(340,279)	(41,086)	(429,011)
Net decrease	(14,650)	$(180,016)	(37,115)	$(386,306)
Shares Outstanding:
Beginning of period	145,477		182,592
End of period	130,827		145,477
Total decrease for the Fund		$(478,827)		$(832,795)

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

A 2% redemption fee is assessed on any shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 28, 2018:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	1
Micro Cap Growth Fund Institutional Class	2

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2018, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$12,899,628	$14,399,597
Small Cap Growth Fund	6,508,649	7,619,554
Micro Cap Growth Fund	2,589,814	2,841,533

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2018.

NOTE 5—TAX INFORMATION

At August 31, 2017, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Cost of Investments	$26,458,590	$13,455,927	$8,139,555
Gross unrealized appreciation	19,094,384	3,813,929	1,727,383
Gross unrealized depreciation	(2,806,384)	(2,560,772)	(2,541,556)
Net unrealized appreciation (depreciation)	$16,288,000	$1,253,157	$(814,173)
Undistributed ordinary income	1,045,216	—	—
Undistributed long-term capital gains	2,196,630	—	—
Total distributable earnings	$3,241,846	$—	$—
Other accumulated losses	$—	$(3,753,770)	$(2,513,042)
Total accumulated earnings/(losses)	$19,529,846	$(2,500,613)	$(3,327,215)

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  At August 31, 2017, the Funds had accumulated net realized capital loss carryovers as follows:

Small Cap
Growth Fund	Expiration
$793,875	8/31/2018
$793,875

At August 31, 2017, the Small Cap Growth Fund had an additional $1,567,749 in short-term capital loss carryovers and $1,392,146 in long-term capital loss carryovers which are non-expiring and the Micro Cap Fund had $593,187 in short-term capital loss carryovers and $1,919,855 in long-term capital loss carryovers which are non-expiring. To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

The Internet Fund paid $1,045,268 out of long-term capital gains and $3,957,824 out of short-term capital gains (ordinary income) during the six months ended February 28, 2018 and paid $1,669,234 out of long-term capital gains and $262,645 out of short-term capital gains (ordinary income) for the fiscal year ended August 31, 2017. The Small Cap Growth Fund and the Micro Cap Growth Fund made no distributions during the six months ended February 28, 2018 and the fiscal year ended August 31, 2017.

Reclassification Adjustments:  Capital stock, accumulated net investment income (loss), and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2017 reclassifications were recorded as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Accumulated net investment income (loss)	$1,149,924	$298,638	$357,320
Accumulated net realized gain (loss) on investments	(1,890,851)	1,235,579	742,626
Capital Stock	740,927	(1,534,217)	(1,099,946)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 1.00% of annual average net assets over $250 million; 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 1.10% of the Micro Cap Growth Fund’s average daily net assets up to $250 million and 0.90% of annual average daily net assets over $250 million.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 2, 2019. The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2018, the Adviser did not waive any fees with respect to the Internet Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 2, 2019.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2018, fees of $44,530 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 2, 2019.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2018, fees of $45,347 were waived by the Adviser with respect to the Micro Cap Growth Fund.

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap
Growth Fund	Growth Fund	Expiration
$10,532	$55,462	August 31, 2018
116,183	108,084	August 31, 2019
98,037	93,322	August 31, 2020
44,530	45,347	August 31, 2021
$269,282	$302,215

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 2, 2019, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $55,755 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2018.

The Corporation, on behalf of the Small Cap Growth Fund and Micro Cap Growth Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Micro Cap Growth Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds on an annual basis.  Effective September 1, 2016 through at least January 2, 2019, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $5,698 and the Micro Cap Growth Fund incurred $2,094 in expenses pursuant to the Plan for the six months ended February 28, 2018.

NOTE 8—INDUSTRY CONCENTRATION RISK

Internet Company Risk:  Many Internet-related companies have incurred large losses since their inception and will continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable.

Computer/Internet Technology Risk:  Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund’s shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. The computer/Internet technology area may be subject

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2018 (Unaudited)

to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 9—SUBSEQUENT EVENTS

In preparing these financial statements, the Corporation has evaluated events after February 28, 2018 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 28, 2018 for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2017–2/28/2018) for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/17	Value 2/28/18	9/1/17–2/28/18*
Actual	$1,000.00	$1,115.10	$13.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.18	$12.70
____________

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.54% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/17	Value 2/28/18	9/1/17–2/28/18*
Actual	$1,000.00	$1,139.30	$10.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,059.41	$ 9.96
____________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/17	Value 2/28/18	9/1/17–2/28/18*
Actual	$1,000.00	$1,137.90	$11.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.64	$11.23
____________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/17	Value 2/28/18	9/1/17–2/28/18*
Actual	$1,000.00	$1,187.30	$13.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.38	$12.49
____________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.50% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/17	Value 2/28/18	9/1/17–2/28/18*
Actual	$1,000.00	$1,185.60	$14.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.11	$13.76
____________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.76% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreements

During the fiscal quarter ended November 30, 2017, the Board of Directors (the “Board”), including all of the Independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Micro Cap Growth Fund (the “Micro Cap Fund” and, together with the Internet Fund and the Small Cap Fund, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) (collectively, the “Investment Advisory Agreements”) for an additional year, including an amendment effecting a 10 basis point reduction at current asset levels in the contractual advisory fees payable by the Small Cap Fund and the Micro Cap Fund . The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company, on behalf of the Internet Fund, Small Cap Fund and Micro Cap Fund (collectively, the “Fee Waiver Agreements”), which the Adviser offered to continue for an additional year. While the Investment Advisory Agreements for all of the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.

In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, including the nature, extent and quality of the services to be provided by the Adviser; each Fund’s performance; each Fund’s fees and expenses; the costs of the services to be provided and the profits realized by the Adviser; and the extent to which there are economies of scale in the provision of advisory services and whether the Adviser may realize additional economies of scale in the future. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included written responses from the Adviser that provided, among other things: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser; (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the advisory fees and a peer group comparison along with a discussion of the appropriateness of the fees; (viii) a description of any issues or recommendations with respect to the Company’s compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses; and (x) a description of errors and omission insurance coverage that is currently in place.

Additional materials that were provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things: (i) a copy of the Investment Advisory Agreements with the Adviser, which, among other things, described the services provided to the Funds and the compensation to be paid for such services; (ii) a copy of the Fee Waiver Agreements with the Adviser; (iii) Morningstar comparative industry peer group and peer fund data for the Funds’ performance for various periods ended August 31, 2017; and (iv) Morningstar comparative industry peer group data regarding the investment advisory fees and total expense ratios of the Funds along with other industry peer group comparisons of fund expenses and expense reimbursements for the period ended August 31, 2017.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board discussed the nature, extent and quality of services provided by the Adviser to each Fund, including the Adviser’s resources comparative to other advisory firms and developments since the last renewal. They concluded that the experienced portfolio management and research team dedicated to the continued management of the Funds were sufficient and beneficial to the Funds, as evidenced by each Fund’s performance record over varying periods, and that the services provided were consistent with the terms of the Investment Advisory Agreements.

The Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year, attention in assessing performance was given to the comparative data furnished in connection with the renewal of the Investment Advisory Agreements.

With respect to the performance results of the Internet Fund, the Small Cap Fund, and the Micro Cap Fund, the Board considered that each Fund’s performance results was below the median and average performance of its Morningstar peer groups (US OE Technology Funds for the Internet Fund and US OE Small Growth Funds for the Small Cap and Micro Cap Funds, respectively) for the year-to-date, one-, three- and five-year periods ended August 31, 2017, as well as the ten-year period ended August 31, 2017 for the Internet Fund. The Board also considered that the Internet Fund outperformed the average performance of its Morningstar peer group for the fifteen-year period ended August 31, 2017. The Board observed that, while the Funds underperformed their respective peer groups over various periods, the Board was satisfied with the Adviser’s services and continued attention to the Funds’ long-term performance. The Board further noted that the comparable long-term total return performance record for all Funds indicates the potential benefit of the Advisor’s management strategy and the Advisor’s proven ability to provide value for shareholders. The Board expressed its intention to continue to closely monitor the performance results of the Funds.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses. The Board noted the relatively small size of the Funds, as well as the ongoing subsidies of operating expenses by the Adviser pursuant to the Fee Waiver Agreements for the Small Cap Fund and Micro Cap Fund. The Board considered the proposed reduction in the contractual advisory fee for the Small Cap and Micro Cap Funds at current asset levels, as well as an amendment effecting a lower breakpoint in the advisory fee schedule for each of the Funds, including the Internet Fund. The Board noted its continued determination to reduce the 12b-1 fees payable under the distribution and service plans of the Funds, effective September 1, 2016 (Investor Class shares only). The Board also recognized the fact that expense ratios generally increase as assets decline and decrease as assets grow. The Board considered the Advisor’s actions to reduce the Funds’ regular, ongoing expenses by transitioning certain services with respect to the preparation of SEC filings and website maintenance.

With respect to the advisory fees and overall expenses of the Internet Fund, the Board considered that the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) were above the median and average of its Morningstar peer group (US OE Technology Funds). The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each in place through January 2, 2019. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses had been subsidized by an advisory fee waiver over various periods. The Board was satisfied that the Adviser has taken actions in an effort to improve the Fund’s comparative expenses.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

With respect to the advisory fees and overall expenses of the Small Cap Fund, the Board considered that the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer group (US OE Small Growth Funds). The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each in place through January 2, 2019. The Board noted the reduction in the contractual advisory fee payable by the Small Cap Fund at current asset levels by ten basis points. The Board considered that such reduction had no effect on net expense ratios at current asset levels in light of advisory fee waivers, but that the Small Cap Fund could realize the benefit of the reduction as asset levels grow. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver. The Board was satisfied that the Adviser has taken actions in an effort to improve the Fund’s comparative expenses.

With respect to the advisory fees and overall expenses of the Micro Cap Fund, the Board considered that the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer group (US OE Small Growth Funds). The Board also considered the Fee Waiver Agreement (under which the Adviser was waiving all of its advisory fees for the year ended August 31, 2017) and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each in place through January 2, 2019. The Board noted the reduction in the contractual advisory fee payable by the  Micro Cap Fund at current asset levels by ten basis points. The Board considered that such reduction had no effect on net expense ratios at current asset levels in light of advisory fee waivers, but that the Micro Cap Fund could realize the benefit of the reduction as asset levels grow. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver (including a reduction in the expense level above which the Adviser will waive a portion of its advisory fees put in place during the previous year). The Board was satisfied that the Adviser has taken actions in an effort to improve the Fund’s comparative expenses.

The Board discussed the profitability, projected revenue growth and financial viability of the Adviser; other benefits received by the Adviser in connection with the management of the Funds; the extent to which there are economies of scale in the provision of advisory services; and whether the Adviser may realize additional economies of scale in the future. In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements, the Independent Directors received written materials, assistance, and advice from independent legal counsel and counsel to the Company.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Independent Director not necessarily attributing the same weight to each factor, the Independent Directors concluded that (i) the Adviser demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%.  The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	19.32%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2017 is as follows:

Internet Fund	19.32%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	100.00%

Semi-Annual Report

February 28, 2018

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Micro Cap Growth Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    April 25, 2018

By (Signature and Title)      /s/Francis Alexander
Francis Alexander, Treasurer/Principal Financial Officer

Date    April 26, 2018